Other Intangible Assets, Net (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 368
2020	334
2021	270
2022	257
Total	$ 1,229